Janus Investment Fund

Janus Henderson Global Bond Fund

Supplement dated October 28, 2020

to Currently Effective Prospectuses

Until October 30, 2020, when this supplement automatically expires, the following information is included in the prospectuses for Janus Henderson Global Bond Fund (the “Fund”):

1.	Under “Management” in the Fund Summary section of the Fund’s prospectuses, the following paragraph replaces the corresponding paragraph in its entirety:

Portfolio Managers:  Helen Anthony, CFA, is Co-Portfolio Manager of the Fund, which she has co-managed since June 2020. Christopher H. Diaz, CFA, is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since May 2011. Nick Maroutsos is Co-Portfolio Manager of the Fund, which he has co-managed since June 2020. Andrew Mulliner, CFA, is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since January 2019.

2.	Under “Investment Personnel – Janus Henderson Global Bond Fund” in the Management of the Funds section of the Fund’s prospectuses, the following paragraph is added as the third paragraph:

Christopher H. Diaz, CFA, is Executive Vice President and Co-Portfolio Manager of Janus Henderson Global Bond Fund, which he has co-managed since May 2011. Mr. Diaz is also Portfolio Manager of other Janus Henderson accounts. Prior to joining Janus Capital in May 2011, Mr. Diaz was a portfolio manager at Voya Financial from 2000 to May 2011. Mr. Diaz holds a Bachelor of Science degree in Finance from the University of South Carolina and a Master of Business Administration degree from Emory University. Mr. Diaz holds the Chartered Financial Analyst designation.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Henderson Global Bond Fund

Supplement dated October 28, 2020

to Currently Effective Statement of Additional Information

Until October 30, 2020, when this supplement automatically expires, the following information is included in the statement of additional information (the “SAI”) for Janus Henderson Global Bond Fund (the “Fund”):

1.	In the Trustees and Officers section of the Fund’s SAI, the following information is added to the table titled “Officers” in alphabetical order:

Name, Address, and Age	Positions Held with the Trust	Term of Office* and Length of Time Served	Principal Occupations During the Past Five Years

Christopher H. Diaz 151 Detroit Street Denver, CO 80206 DOB: 1974	Executive Vice President and Co-Portfolio Manager Janus Henderson Global Bond Fund	5/11-Present	Portfolio Manager of other Janus Henderson accounts. Formerly, Co-Head of Global Bonds of Janus Henderson Investors (2018-2020).

2.

Under “Janus Henderson Investment Personnel” in the Trustees and Officers section of the Fund’s SAI, the following information is added to the table titled “Other Accounts Managed” in alphabetical order:

		Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Christopher H. Diaz	Number of Other Accounts Managed Assets in Other Accounts Managed	None None	3 $290.16M	2 $1,597.13M

3.	Under “Ownership of Securities” in the Trustees and Officers section of the Fund’s SAI, the following information is added to the table in alphabetical order:

Investment Personnel	Dollar Range of Equity Securities in the Fund(s) Managed		Aggregate Dollar Range of Equity Securities in the Fund Complex

Janus Capital

Christopher H. Diaz	Janus Henderson Global Bond Fund	$500,001-$1,000,000	Over $1,000,000

Please retain this Supplement with your records.